UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Income Securities Trust

Ticker: JHS
Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months marked a challenging period for fixed-income investors. A slowdown in global growth, particularly in China, was one source of anxiety; meanwhile, oil prices continued their dramatic slide, hitting multi-year lows in February before rebounding in the second half of the period. Against this backdrop, credit-sensitive bonds and risk assets in general sold off before regaining ground to finish with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	Fund's investments
29	Financial statements
33	Financial highlights
34	Notes to financial statements
42	Additional information
44	Shareholder meeting
45	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's most recent performance and annualized distribution rate can be found at jhinvestments.com.

If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

The performance data contained within this material represents past performance, which does not guarantee future results.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Investment-grade and high-yield bonds (those rated BB and below) posted gains

After an initial sell-off, both market segments staged a significant rally from mid-February onward.

Security selection detracted

Our issue selection in high yield, together with an overweight in the financials sector within the investment-grade corporate space, had a negative impact on performance.

Asset allocation in certain sectors contributed to performance

The fund's overweight positions in corporate and high-yield bonds added value during the past six months.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

A note about risks

As is the case with all closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe market conditions during the past six months?

While the bond market delivered a solid return of 3.18%, as gauged by the fund's comparative index, the Barclays U.S. Government/Credit Bond Index, the final number fails to account for the unusually high volatility that occurred during the course of the reporting period.

In the interval from the beginning of November through mid-February, market performance was dominated by investors' elevated aversion to risk. Concerns about the outlook for global growth, together with the collapse in commodity prices and fears that the U.S. Federal Reserve (Fed) was set to embark on an extended series of interest-rate increases, led to underperformance for higher-risk—and credit-sensitive—segments of the financial markets. This backdrop weighed heavily on the returns of both high-yield bonds and investment-grade corporates. At the same time, U.S. Treasuries performed very well amid the general flight to quality in the markets.

The environment changed for the better midway through February, when favorable signals from the world's central banks led to a resurgence in investor confidence. The Bank of Japan cut interest rates below zero, an aggressive move designed to spur growth and encourage investment in higher-risk assets. Shortly after, the European Central Bank cut rates further below the zero level, and the Fed issued a series of public statements indicating it would maintain a gradual, data-dependent approach to its interest-rate policy. Together, these factors led to a robust recovery in investment-grade and high-yield corporate debt, enabling both asset classes to make up for their earlier losses and finish in positive territory.

What factors helped and hurt the fund's performance?

We continued to hold the majority of the fund's assets in investment-grade and high-yield (below-investment-grade) corporate bonds, with a larger weighting in the former. This aspect of our positioning had a negative impact on performance in late 2015 and early this year, but it was an important contributor once the markets turned in the latter part of the period. As a result, the fund's allocations to these asset classes had a positive impact on its results for the full six months.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       4

"We continued to hold the majority of the fund's assets in investment-grade and high-yield (below-investment-grade) corporate bonds ..."
The benefit of holding overweight positions in these asset classes was outweighed by specific aspects of the fund's positioning in each group. Within the investment-grade corporate space, we favored the financials sector over industrials (which includes energy and mining companies). The basis for this strategy was our view that financials would benefit from the higher degree of regulatory oversight, which prevents many companies in the sector from taking on excessive debt. At the same time, we held a cautious outlook on certain industrial issuers because of their above-average sensitivity to commodity prices. While this worked well early in the period, it proved to be an overall detractor given the subsequent rebound in the energy and mining industries. In addition, financials underperformed due to concerns that lower long-term bond yields would pressure their net interest margins (i.e., the difference between the rates at which they borrow and lend). Our security

QUALITY COMPOSITION AS OF 4/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       5

"We believe the bond market remains supported by the beneficial combination of slow growth and contained inflation."
selection in the high-yield space also detracted from performance due to the weak returns of certain holdings in the energy industry.

The fund gained a modest benefit from its allocation to the noncorporate segments of the investment-grade market, including mortgage-backed securities (both agency and nonagency), commercial mortgage-backed securities, and asset-backed securities. We believe these asset classes are home to attractive opportunities due to their yield advantage relative to U.S. Treasuries and their ability to provide an element of diversification to the portfolio.

The fund's duration positioning also had a small, positive impact on performance. When leverage is taken into account, the portfolio had a longer duration, or higher interest-rate sensitivity, than its comparative index. (The use of leverage typically involves borrowing short-term funds to invest in longer-term securities; the net effect of the two actions is an increase in the fund's duration.) Since yields fell as prices rose, this aspect of our strategy enabled the fund to capitalize on the gains for the overall market.

How would you summarize the fund's portfolio activity?

We maintained a steady approach, with only two meaningful changes of note. First, we continued to reduce the fund's allocation to income-producing equities. We began to see a less favorable risk/reward balance in stocks than we did when we originally established the position in 2012, especially with price appreciation having reduced the dividend yields for many of the stocks owned in the fund.

Second, we made a modest increase to the fund's weightings in corporate and high-yield bonds on

COUNTRY COMPOSITION AS OF 4/30/16 (%)

United States	87.9
France	2.6
United Kingdom	2.1
Netherlands	1.6
Luxembourg	1.2
Other countries	4.6
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       6

the belief that valuations became more compelling in the November-January sell-off. During this time, yield spreads rose to levels more typical of a recession than the backdrop of slow, positive growth. In addition, we believed investment-grade corporates stood to benefit from their healthy balance sheets and a reduction in activities, such as mergers and acquisitions, which tend to favor stock holders over bond investors. We found the BBB-rated credit tier to be home to what we see as the best yields for the associated risks, and we retained a large overweight in the segment. We also maintained a positive view on high yield, where elevated yield spreads translated to a significant income advantage over U.S. Treasuries. With this said, we remained cautious on the high-yield energy sector, which continued to be more affected by oil price fluctuations than factors—such as balance sheet strength and free cash flow—that can be assessed through bottom-up analysis.

What are some of the reasons behind the fund's current positioning?

We believe the bond market remains supported by the beneficial combination of slow growth and contained inflation. In addition, we think the Fed's data-dependent strategy indicates that the central bank is likely to maintain its lower-for-longer interest-rate policy. However, we don't see the latitude for significant upside in the market due to the low absolute level of bond yields. We think these circumstances, taken together, argue for an emphasis on higher-yielding securities. On April 30, 2016, the Bank of America Merrill Lynch U.S. High Yield Master Index yielded 7.58%, while the Bank of America Merrill Lynch U.S. Corporate Master Index offered a yield of 3.07%. Even after the rally in the latter part of the period, both asset classes provided a sizable return advantage over the 1.83% yield on the 10-year U.S. Treasury. We believe this yield gap, along with the higher yields available in the securitized sectors, can have a meaningful impact on performance in a potentially low-return environment.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2002 Investing since 1993
Howard C. Greene, CFA On the fund since 2002 Investing since 1979

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       7

Fund's investments

As of 4-30-16 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 86.5% (57.6% of Total investments)				$152,618,432
(Cost $151,484,902)
Consumer discretionary 11.5%				20,332,682
Auto components 1.2%
Dana Holding Corp.	6.000	09-15-23	395,000	398,926
Delphi Automotive PLC (Z)	4.250	01-15-26	350,000	370,723
Delphi Corp.	5.000	02-15-23	775,000	823,438
Nemak SAB de CV (L)(S)(Z)	5.500	02-28-23	210,000	218,138
ZF North America Capital, Inc. (S)	4.750	04-29-25	280,000	283,850
Automobiles 3.0%
American Honda Finance Corp. (Z)	1.700	02-22-19	475,000	480,292
Ford Motor Company (Z)	4.750	01-15-43	145,000	150,284
Ford Motor Credit Company LLC (Z)	2.551	10-05-18	325,000	329,222
Ford Motor Credit Company LLC (Z)	5.875	08-02-21	928,000	1,071,143
General Motors Company	4.875	10-02-23	650,000	697,466
General Motors Company	6.250	10-02-43	380,000	428,334
General Motors Financial Company, Inc. (L)(Z)	3.450	04-10-22	430,000	431,534
General Motors Financial Company, Inc. (L)(Z)	4.000	01-15-25	550,000	555,348
General Motors Financial Company, Inc.	5.250	03-01-26	275,000	301,517
Hyundai Capital America (S)	2.400	10-30-18	425,000	428,459
Nissan Motor Acceptance Corp. (S)	1.950	09-12-17	490,000	493,542
Commercial services and supplies 0.1%
Prime Security Services Borrower LLC (S)	9.250	05-15-23	130,000	134,875
Diversified consumer services 0.2%
Service Corp. International	5.375	05-15-24	300,000	319,314
Hotels, restaurants and leisure 0.9%
CCM Merger, Inc. (S)	9.125	05-01-19	380,000	396,150
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	135,525
GLP Capital LP	5.375	04-15-26	75,000	78,094
International Game Technology PLC (S)	6.500	02-15-25	225,000	227,250
Mohegan Tribal Gaming Authority (L)(Z)	9.750	09-01-21	250,000	261,563
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	495,000	519,750
Waterford Gaming LLC (H)(S)	8.625	09-15-49	99,739	0
Household durables 0.3%
Newell Rubbermaid, Inc. (Z)	2.150	10-15-18	175,000	177,082
Newell Rubbermaid, Inc. (Z)	4.200	04-01-26	310,000	326,879
Internet and catalog retail 1.2%
Amazon.com, Inc. (Z)	4.950	12-05-44	515,000	601,337
Expedia, Inc. (S)	5.000	02-15-26	670,000	679,752
QVC, Inc.	4.375	03-15-23	325,000	324,397
QVC, Inc.	5.125	07-02-22	255,000	269,604

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       8

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and catalog retail (continued)
QVC, Inc.	5.450	08-15-34	315,000	$280,906
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875	10-01-23	70,000	73,500
Media 3.9%
21st Century Fox America, Inc.	7.750	01-20-24	1,020,000	1,239,349
Altice Financing SA (S)	6.625	02-15-23	200,000	197,760
CCO Safari II LLC (S)	6.484	10-23-45	380,000	446,380
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	260,000	261,300
McGraw-Hill Global Education Holdings LLC (S)	7.875	05-15-24	75,000	76,875
MDC Partners, Inc. (S)	6.500	05-01-24	125,000	129,688
Midcontinent Communications (S)	6.875	08-15-23	140,000	145,250
Myriad International Holdings BV (S)	5.500	07-21-25	200,000	204,408
Omnicom Group, Inc. (Z)	3.600	04-15-26	285,000	296,986
Radio One, Inc. (S)	9.250	02-15-20	255,000	205,275
Scripps Networks Interactive, Inc. (Z)	3.950	06-15-25	485,000	499,213
Sinclair Television Group, Inc. (S)	5.625	08-01-24	335,000	344,213
Sirius XM Radio, Inc. (S)	5.250	08-15-22	845,000	889,363
Sirius XM Radio, Inc. (S)	5.375	04-15-25	225,000	230,063
Time Warner Cable, Inc. (Z)	8.250	04-01-19	350,000	410,840
Time Warner, Inc. (Z)	3.600	07-15-25	275,000	287,104
Time Warner, Inc. (Z)	3.875	01-15-26	670,000	711,025
Time Warner, Inc. (Z)	6.500	11-15-36	262,000	323,226
Multiline retail 0.3%
Macy's Retail Holdings, Inc.	7.875	08-15-36	444,000	449,926
Specialty retail 0.2%
AutoNation, Inc. (Z)	4.500	10-01-25	170,000	176,156
L Brands, Inc.	6.875	11-01-35	175,000	192,500
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250	06-15-21	345,000	347,588
Consumer staples 5.3%				9,293,987
Beverages 2.6%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	975,000	1,101,750
Coca-Cola Enterprises, Inc. (Z)	4.500	09-01-21	1,000,000	1,102,355
Constellation Brands, Inc.	4.250	05-01-23	355,000	370,975
Constellation Brands, Inc. (L)(Z)	4.750	11-15-24	180,000	190,800
PepsiCo, Inc. (Z)	1.500	02-22-19	440,000	444,635
Pernod Ricard SA (L)(S)(Z)	5.750	04-07-21	1,125,000	1,279,742
Food and staples retailing 1.2%
CVS Health Corp. (Z)	5.125	07-20-45	465,000	545,175
SUPERVALU, Inc. (L)(Z)	7.750	11-15-22	350,000	303,625
Tops Holding II Corp.	8.750	06-15-18	140,000	124,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Tops Holding LLC (S)	8.000	06-15-22	505,000	$451,975
Whole Foods Market, Inc. (S)(Z)	5.200	12-03-25	575,000	605,250
Food products 1.0%
Bunge, Ltd. Finance Corp. (Z)	8.500	06-15-19	389,000	452,138
Kraft Heinz Foods Company (L)(S)(Z)	2.000	07-02-18	480,000	485,152
Kraft Heinz Foods Company (S)	4.875	02-15-25	258,000	285,362
Kraft Heinz Foods Company (S)	5.200	07-15-45	320,000	368,215
Post Holdings, Inc. (S)	7.750	03-15-24	145,000	157,688
Household products 0.0%
Central Garden & Pet Company	6.125	11-15-23	65,000	68,250
Tobacco 0.5%
Alliance One International, Inc. (L)(Z)	9.875	07-15-21	820,000	682,650
Vector Group, Ltd.	7.750	02-15-21	260,000	273,650
Energy 7.4%				12,964,958
Oil, gas and consumable fuels 7.4%
Cenovus Energy, Inc.	4.450	09-15-42	380,000	294,105
Cimarex Energy Company (Z)	4.375	06-01-24	515,000	524,420
Columbia Pipeline Group, Inc. (S)(Z)	4.500	06-01-25	515,000	530,800
Continental Resources, Inc. (L)(Z)	5.000	09-15-22	998,000	925,645
DCP Midstream LLC (S)	9.750	03-15-19	405,000	433,350
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	370,000	233,100
DCP Midstream Operating LP	2.700	04-01-19	300,000	281,411
DCP Midstream Operating LP	3.875	03-15-23	225,000	198,563
Enbridge Energy Partners LP (Z)	4.375	10-15-20	260,000	262,709
Energy Transfer Partners LP (Z)	5.150	03-15-45	345,000	293,347
Energy Transfer Partners LP (Z)	9.700	03-15-19	425,000	478,397
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	440,000	366,458
Kerr-McGee Corp.	6.950	07-01-24	1,035,000	1,145,200
Kinder Morgan Energy Partners LP (L)(Z)	3.500	03-01-21	500,000	489,870
Kinder Morgan Energy Partners LP	7.750	03-15-32	195,000	210,227
Kinder Morgan, Inc. (Z)	5.550	06-01-45	440,000	409,742
Lukoil International Finance BV (S)	3.416	04-24-18	675,000	673,990
MPLX LP (Z)	4.000	02-15-25	150,000	133,794
MPLX LP (Z)	4.875	12-01-24	160,000	155,871
Occidental Petroleum Corp. (Z)	3.400	04-15-26	310,000	320,586
Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,264,053
Petroleos Mexicanos	4.875	01-24-22	275,000	277,063
Regency Energy Partners LP	5.000	10-01-22	95,000	93,177
Regency Energy Partners LP (L)(Z)	5.500	04-15-23	480,000	453,589
Regency Energy Partners LP	5.875	03-01-22	90,000	91,961

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Shell International Finance BV (Z)	4.375	05-11-45	725,000	$773,837
Summit Midstream Holdings LLC	7.500	07-01-21	150,000	136,500
Sunoco Logistics Partners Operations LP (L)(Z)	4.400	04-01-21	345,000	354,570
Tesoro Logistics LP	6.125	10-15-21	355,000	362,988
Williams Partners LP (Z)	4.875	05-15-23	185,000	169,724
Williams Partners LP (Z)	4.875	03-15-24	690,000	625,911
Financials 31.3%				55,147,908
Banks 13.6%
Bank of America Corp. (Z)	3.950	04-21-25	135,000	134,747
Bank of America Corp.	4.200	08-26-24	280,000	284,866
Bank of America Corp. (L)(Z)	4.250	10-22-26	265,000	270,687
Bank of America Corp. (Z)	4.450	03-03-26	550,000	569,953
Bank of America Corp. (Z)	6.875	04-25-18	1,000,000	1,096,612
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24	470,000	471,763
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	220,000	230,450
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	435,000	424,125
BankUnited, Inc.	4.875	11-17-25	455,000	457,760
Barclays Bank PLC (S)	10.179	06-12-21	575,000	730,734
Barclays PLC (Z)	4.375	01-12-26	340,000	342,593
BPCE SA (S)	4.500	03-15-25	475,000	467,496
BPCE SA (S)	5.700	10-22-23	1,145,000	1,217,563
Citigroup, Inc. (Z)	4.600	03-09-26	425,000	441,382
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	515,000	529,806
Commerzbank AG (S)	8.125	09-19-23	350,000	410,848
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19	450,000	424,125
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	600,000	576,307
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125	09-19-33	250,000	274,273
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	420,000	384,038
HBOS PLC (S)	6.750	05-21-18	825,000	893,105
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)(Z)	6.375	09-17-24	200,000	189,250
ING Bank NV (S)(Z)	5.800	09-25-23	1,000,000	1,103,737
JPMorgan Chase & Co. (Z)	4.625	05-10-21	720,000	796,359
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	465,000	465,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (L)(Q)(Z)	6.750	02-01-24	805,000	$890,612
Lloyds Banking Group PLC (L)(Z)	4.650	03-24-26	880,000	891,994
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	385,000	381,728
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%) (Z)	5.629	12-01-21	485,000	469,238
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	1,035,000	1,086,210
Popular, Inc.	7.000	07-01-19	225,000	219,375
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (L)(Q)(S)(Z)	11.000	06-30-19	1,000,000	1,218,750
Royal Bank of Scotland Group PLC	4.800	04-05-26	320,000	327,472
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	200,000	191,687
Santander UK Group Holdings PLC (L)(S)(Z)	4.750	09-15-25	365,000	356,487
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (L)(Q)(S)(Z)	8.000	09-29-25	420,000	415,800
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	385,000	393,663
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	598,000	606,927
Swedbank AB (S)	2.125	09-29-17	460,000	464,562
Synovus Financial Corp.	7.875	02-15-19	200,000	222,000
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850	06-01-23	335,000	320,763
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750	08-01-21	520,000	575,250
Wells Fargo & Company (Z)	4.650	11-04-44	150,000	155,616
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875	06-15-25	500,000	534,063
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900	06-15-24	495,000	506,756
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980	03-15-18	335,000	348,400
Wells Fargo Bank NA (Z)	5.850	02-01-37	170,000	207,615
Capital markets 4.4%
Ares Capital Corp. (Z)	3.875	01-15-20	430,000	439,666
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (L)(Q)(S)(Z)	7.500	12-11-23	295,000	293,007
Deutsche Bank AG (L)(Z)	4.500	04-01-25	150,000	137,992
FS Investment Corp. (Z)	4.000	07-15-19	435,000	435,370

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Group LLC	6.875	04-15-21	1,005,000	$1,126,039
Jefferies Group LLC (L)(Z)	8.500	07-15-19	235,000	268,945
Macquarie Bank, Ltd. (S)	4.875	06-10-25	520,000	532,313
Morgan Stanley (Z)	2.450	02-01-19	250,000	253,791
Morgan Stanley (Z)	3.875	01-27-26	250,000	259,526
Morgan Stanley (Z)	5.500	01-26-20	450,000	500,045
Morgan Stanley (Z)	7.300	05-13-19	895,000	1,030,710
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (L)(Q)(Z)	5.550	07-15-20	325,000	321,750
Stifel Financial Corp. (Z)	4.250	07-18-24	315,000	313,382
The Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,095,362
The Goldman Sachs Group, Inc. (Z)	2.000	04-25-19	255,000	255,763
The Goldman Sachs Group, Inc. (Z)	3.750	05-22-25	340,000	349,237
The Goldman Sachs Group, Inc. (Z)	4.750	10-21-45	170,000	179,991
Consumer finance 2.8%
Ally Financial, Inc.	3.250	11-05-18	325,000	324,188
Capital One Financial Corp. (Z)	2.450	04-24-19	275,000	278,139
Capital One Financial Corp. (Z)	3.500	06-15-23	1,100,000	1,114,783
Capital One Financial Corp. (Z)	4.200	10-29-25	430,000	440,182
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	350,000	347,375
Capital One NA (Z)	2.350	08-17-18	350,000	354,531
Credito Real SAB de CV (S)	7.500	03-13-19	325,000	330,281
Discover Bank	2.600	11-13-18	510,000	514,990
Discover Financial Services	3.950	11-06-24	370,000	370,841
Discover Financial Services	5.200	04-27-22	585,000	632,685
Enova International, Inc. (L)(Z)	9.750	06-01-21	390,000	292,500
Diversified financial services 1.7%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-25	180,887	184,052
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	210,401	213,031
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-24	209,640	212,066
Leucadia National Corp.	5.500	10-18-23	655,000	646,887
NewStar Financial, Inc.	7.250	05-01-20	435,000	404,550
S&P Global, Inc. (Z)	4.000	06-15-25	495,000	523,996
S&P Global, Inc. (Z)	4.400	02-15-26	340,000	376,348
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	419,000	392,394
Insurance 3.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	235,000	246,899

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Assured Guaranty US Holdings, Inc. (Z)	5.000	07-01-24	465,000	$494,607
AXA SA (Z)	8.600	12-15-30	175,000	234,551
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379	12-14-36	240,000	252,720
CNA Financial Corp.	7.250	11-15-23	230,000	277,209
CNO Financial Group, Inc.	5.250	05-30-25	450,000	463,221
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800	03-07-87	705,000	770,213
MetLife, Inc. (Z)	6.400	12-15-66	355,000	378,288
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	365,000	396,481
Pacific LifeCorp. (S)(Z)	6.000	02-10-20	235,000	260,576
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200	03-15-44	270,000	267,611
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875	09-15-42	267,000	288,560
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	130,000	127,725
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12-16-39	555,000	719,426
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (Z)	8.125	06-15-68	505,000	545,400
Real estate investment trusts 4.8%
American Tower Corp. (Z)	3.400	02-15-19	225,000	232,073
American Tower Corp. (Z)	4.700	03-15-22	400,000	430,006
American Tower Corp. (Z)	5.000	02-15-24	500,000	555,123
Corrections Corp. of America	4.625	05-01-23	255,000	259,781
Corrections Corp. of America	5.000	10-15-22	120,000	125,250
Crown Castle International Corp. (Z)	4.450	02-15-26	335,000	359,650
Crown Castle Towers LLC (S)(Z)	4.883	08-15-40	710,000	759,161
Crown Castle Towers LLC (S)(Z)	6.113	01-15-40	451,000	499,459
DDR Corp. (Z)	7.500	04-01-17	880,000	925,034
Highwoods Realty LP (Z)	5.850	03-15-17	310,000	320,946
Iron Mountain, Inc. (L)(Z)	6.000	08-15-23	440,000	466,400
iStar, Inc.	5.000	07-01-19	135,000	130,950
MPT Operating Partnership LP	6.375	02-15-22	320,000	336,000
Omega Healthcare Investors, Inc. (Z)	4.500	01-15-25	295,000	287,395
Omega Healthcare Investors, Inc. (Z)	4.950	04-01-24	350,000	358,142
Omega Healthcare Investors, Inc. (Z)	5.250	01-15-26	180,000	184,060
Ventas Realty LP (Z)	3.500	02-01-25	575,000	572,141
Ventas Realty LP (Z)	3.750	05-01-24	215,000	218,679

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Vereit Operating Partnership LP	4.600	02-06-24	523,000	$523,199
Welltower, Inc. (Z)	3.750	03-15-23	170,000	171,826
Welltower, Inc. (Z)	4.000	06-01-25	645,000	661,071
Thrifts and mortgage finance 0.8%
Nationstar Mortgage LLC (L)(Z)	7.875	10-01-20	340,000	326,400
Nationstar Mortgage LLC (L)(Z)	9.625	05-01-19	295,000	307,538
Quicken Loans, Inc. (L)(S)(Z)	5.750	05-01-25	265,000	249,100
Radian Group, Inc.	5.250	06-15-20	195,000	196,463
Radian Group, Inc.	7.000	03-15-21	95,000	101,294
Stearns Holdings LLC (S)	9.375	08-15-20	155,000	148,025
Health care 4.3%				7,661,813
Biotechnology 0.6%
AbbVie, Inc. (Z)	3.600	05-14-25	535,000	561,205
Celgene Corp. (Z)	5.000	08-15-45	540,000	592,701
Health care equipment and supplies 0.5%
Medtronic, Inc. (Z)	4.625	03-15-45	330,000	376,995
Zimmer Biomet Holdings, Inc. (Z)	3.550	04-01-25	435,000	446,750
Health care providers and services 2.3%
Centene Corp. (S)	6.125	02-15-24	120,000	126,000
Express Scripts Holding Company (Z)	4.500	02-25-26	600,000	643,596
Express Scripts Holding Company (Z)	4.750	11-15-21	1,000,000	1,099,350
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	165,000	169,125
HCA, Inc.	5.250	04-15-25	375,000	388,125
HCA, Inc.	5.250	06-15-26	65,000	67,519
Medco Health Solutions, Inc. (Z)	7.125	03-15-18	275,000	302,156
MEDNAX, Inc. (S)	5.250	12-01-23	60,000	62,250
Molina Healthcare, Inc. (S)	5.375	11-15-22	300,000	309,750
Select Medical Corp. (L)(Z)	6.375	06-01-21	280,000	265,650
UnitedHealth Group, Inc. (Z)	1.450	07-17-17	415,000	417,366
WellCare Health Plans, Inc. (L)(Z)	5.750	11-15-20	175,000	182,219
Pharmaceuticals 0.9%
Actavis Funding SCS	3.800	03-15-25	1,000,000	1,025,344
Pfizer, Inc. (Z)	6.050	03-30-17	485,000	507,981
Quintiles Transnational Corp. (S)	4.875	05-15-23	115,000	117,731
Industrials 11.7%				20,723,013
Aerospace and defense 1.9%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	350,000	366,846
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	70,000	73,588
Lockheed Martin Corp. (Z)	2.900	03-01-25	386,000	394,625
Lockheed Martin Corp. (Z)	4.700	05-15-46	295,000	339,005

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	925,000	$647,500
Textron, Inc. (Z)	3.875	03-01-25	180,000	184,074
Textron, Inc. (Z)	4.000	03-15-26	435,000	446,671
Textron, Inc. (Z)	5.600	12-01-17	505,000	531,023
Textron, Inc. (Z)	7.250	10-01-19	270,000	308,983
Air freight and logistics 0.3%
XPO Logistics, Inc. (L)(S)(Z)	6.500	06-15-22	540,000	527,850
Airlines 3.8%
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	97,519	108,978
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	532,352	553,646
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950	07-15-24	298,256	320,252
American Airlines 2015-1 Class B Pass Through Trust (Z)	3.700	11-01-24	604,218	589,113
American Airlines 2016-1 Class A Pass Through Trust (L)(Z)	4.100	01-15-28	190,000	198,313
British Airways 2013-1 Class A Pass Through Trust (S)(Z)	4.625	06-20-24	573,289	601,954
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	193,614	197,486
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	88,924	90,258
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	31,366	31,896
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	131,240	139,035
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	25,465	27,120
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	10-19-23	436,384	482,205
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	167,026	174,647
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	545,866	619,558
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	118,594	126,895
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	209,180	222,254
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	326,556	363,718
UAL 2009-1 Pass Through Trust	10.400	05-01-18	40,951	42,540
UAL 2009-2A Pass Through Trust	9.750	07-15-18	147,050	154,035

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750	03-03-28	422,343	$432,901
United Airlines 2014-2 Class B Pass Through Trust (L)(Z)	4.625	03-03-24	480,228	476,626
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	358,919	398,400
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900	04-01-26	263,817	294,815
Building products 1.0%
Builders FirstSource, Inc. (S)	10.750	08-15-23	215,000	226,825
Masco Corp.	4.375	04-01-26	195,000	200,850
Masco Corp.	4.450	04-01-25	275,000	287,034
Owens Corning	4.200	12-15-22	1,095,000	1,126,386
Commercial services and supplies 0.3%
Casella Waste Systems, Inc.	7.750	02-15-19	365,000	371,844
Safway Group Holding LLC (S)	7.000	05-15-18	180,000	180,000
Construction and engineering 0.2%
Tutor Perini Corp. (L)(Z)	7.625	11-01-18	395,000	392,038
Electrical equipment 0.1%
EnerSys (S)	5.000	04-30-23	95,000	94,525
Industrial conglomerates 0.8%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)(Z)	5.000	01-21-21	1,148,000	1,192,485
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	225,000	81,563
Odebrecht Finance, Ltd. (Q)(S)	7.500	06-10-16	200,000	78,500
Machinery 0.4%
Optimas OE Solutions Holding LLC (S)	8.625	06-01-21	135,000	97,200
SPL Logistics Escrow LLC (S)	8.875	08-01-20	215,000	175,763
Trinity Industries, Inc.	4.550	10-01-24	555,000	515,867
Professional services 0.4%
Verisk Analytics, Inc.	4.000	06-15-25	645,000	658,913
Road and rail 0.3%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	620,000	623,542
Trading companies and distributors 2.1%
Ahern Rentals, Inc. (S)	7.375	05-15-23	380,000	289,750
Air Lease Corp. (Z)	3.375	01-15-19	440,000	443,665
Air Lease Corp. (Z)	3.875	04-01-21	215,000	218,763
Air Lease Corp. (Z)	4.750	03-01-20	220,000	231,000
Air Lease Corp. (Z)	5.625	04-01-17	175,000	180,684
Aircastle, Ltd.	5.000	04-01-23	620,000	631,259
Aircastle, Ltd. (L)(Z)	5.500	02-15-22	215,000	228,706
Aircastle, Ltd.	6.250	12-01-19	160,000	175,600
Aircastle, Ltd.	7.625	04-15-20	160,000	181,600

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (L)(S)(Z)	5.625	10-01-24	205,000	$213,200
International Lease Finance Corp. (S)	7.125	09-01-18	290,000	318,130
United Rentals North America, Inc. (L)(Z)	5.500	07-15-25	260,000	258,561
United Rentals North America, Inc. (L)(Z)	5.750	11-15-24	320,000	324,400
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	255,000	257,550
Information technology 2.8%				4,993,008
Internet software and services 0.9%
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18	135,000	137,869
Ancestry.com, Inc.	11.000	12-15-20	305,000	331,688
eBay, Inc. (Z)	2.500	03-09-18	245,000	249,541
eBay, Inc. (Z)	3.800	03-09-22	310,000	324,110
Rackspace Hosting, Inc. (L)(S)(Z)	6.500	01-15-24	370,000	365,838
VeriSign, Inc.	5.250	04-01-25	270,000	277,425
IT services 0.8%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	275,000	264,000
Visa, Inc. (Z)	3.150	12-14-25	485,000	509,129
Visa, Inc. (Z)	4.300	12-14-45	515,000	567,462
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc.	5.875	02-15-22	280,000	247,100
Micron Technology, Inc. (S)(Z)	7.500	09-15-23	140,000	144,900
Qorvo, Inc. (S)	6.750	12-01-23	160,000	164,400
Qorvo, Inc. (S)	7.000	12-01-25	140,000	143,500
Software 0.6%
Activision Blizzard, Inc. (S)	6.125	09-15-23	365,000	397,394
Electronic Arts, Inc. (L)(Z)	4.800	03-01-26	705,000	742,714
Technology hardware, storage and peripherals 0.1%
Western Digital Corp. (S)	7.375	04-01-23	125,000	125,938
Materials 2.6%				4,581,056
Chemicals 1.3%
Braskem Finance, Ltd. (S)	7.000	05-07-20	515,000	535,600
Incitec Pivot Finance LLC (S)(Z)	6.000	12-10-19	345,000	374,124
NOVA Chemicals Corp. (S)	5.000	05-01-25	535,000	524,300
Platform Specialty Products Corp. (L)(S)(Z)	6.500	02-01-22	535,000	470,800
Rain CII Carbon LLC (S)	8.250	01-15-21	315,000	237,431
The Chemours Company (L)(S)(Z)	6.625	05-15-23	120,000	105,000
Construction materials 0.4%
Cemex SAB de CV (L)(S)(Z)	6.125	05-05-25	360,000	353,700
Cemex SAB de CV (L)(S)(Z)	6.500	12-10-19	340,000	358,275

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       18

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (L)(S)(Z)	8.625	06-15-19	283,952	$291,051
Metals and mining 0.6%
Allegheny Technologies, Inc.	9.375	06-01-19	715,000	689,975
ArcelorMittal (L)(Z)	10.600	06-01-19	370,000	423,650
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250	04-15-23	215,000	217,150
Telecommunication services 3.4%				5,946,622
Diversified telecommunication services 2.2%
AT&T, Inc. (Z)	3.875	08-15-21	800,000	857,763
AT&T, Inc. (Z)	4.750	05-15-46	280,000	281,978
Frontier Communications Corp. (S)	8.875	09-15-20	310,000	328,213
GCI, Inc.	6.875	04-15-25	240,000	242,400
Telecom Italia Capital SA	7.200	07-18-36	365,000	380,513
Verizon Communications, Inc. (Z)	4.400	11-01-34	260,000	264,862
Verizon Communications, Inc. (Z)	4.862	08-21-46	830,000	888,415
Verizon Communications, Inc. (Z)	6.550	09-15-43	263,000	348,890
Wind Acquisition Finance SA (S)	7.375	04-23-21	355,000	315,063
Wireless telecommunication services 1.2%
CC Holdings GS V LLC	3.849	04-15-23	350,000	370,317
Digicel Group, Ltd. (S)	8.250	09-30-20	385,000	351,313
Digicel, Ltd. (L)(S)(Z)	6.750	03-01-23	255,000	229,978
Millicom International Cellular SA (L)(S)(Z)	4.750	05-22-20	210,000	204,750
Millicom International Cellular SA (S)	6.625	10-15-21	300,000	303,750
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	225,000	208,969
SBA Tower Trust (S)(Z)	3.598	04-15-43	370,000	369,448
Utilities 6.2%				10,973,385
Electric utilities 3.2%
Beaver Valley II Funding Corp. (Z)	9.000	06-01-17	28,000	28,140
BVPS II Funding Corp. (Z)	8.890	06-01-17	65,000	66,567
Duke Energy Corp. (Z)	3.550	09-15-21	1,000,000	1,050,855
Electricite de France SA (Z)	3.625	10-13-25	260,000	268,998
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)(Z)	5.250	01-29-23	485,000	467,492
Empresa Electrica Angamos SA (S)	4.875	05-25-29	360,000	340,482
Exelon Generation Company LLC (Z)	4.000	10-01-20	1,000,000	1,049,911
FPL Energy National Wind LLC (S)	5.608	03-10-24	61,297	58,232
Israel Electric Corp., Ltd. (L)(S)(Z)	5.625	06-21-18	420,000	446,489
NextEra Energy Capital Holdings, Inc. (Z)	2.300	04-01-19	230,000	232,763
Oncor Electric Delivery Company LLC (Z)	5.000	09-30-17	820,000	858,764
PNPP II Funding Corp.	9.120	05-30-16	11,000	11,032

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	320,000	$351,040
Talen Energy Supply LLC	6.500	06-01-25	210,000	186,392
W3A Funding Corp.	8.090	01-02-17	203,145	203,150
Independent power and renewable electricity producers 0.7%
NRG Energy, Inc. (L)(Z)	6.250	05-01-24	585,000	568,913
NRG Yield Operating LLC (L)(Z)	5.375	08-15-24	725,000	681,500
Multi-utilities 2.3%
Berkshire Hathaway Energy Company (Z)	8.480	09-15-28	550,000	821,245
CMS Energy Corp. (Z)	5.050	03-15-22	1,000,000	1,128,073
Dominion Resources, Inc. (Z)	3.625	12-01-24	1,000,000	1,030,092
NiSource Finance Corp. (Z)	5.450	09-15-20	1,000,000	1,123,255
Convertible bonds 0.1% (0.1% of Total investments)				$226,250
(Cost $250,000)
Utilities 0.1%				226,250
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250	06-01-20	250,000	226,250
Term loans (M) 0.4% (0.3% of Total investments)				$695,205
(Cost $781,422)
Consumer staples 0.2%				361,210
Household products 0.2%
The Sun Products Corp.	5.500	03-23-20	369,524	361,210
Industrials 0.1%				138,232
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.500	12-28-19	145,125	138,232
Utilities 0.1%				195,763
Electric utilities 0.1%
ExGen Texas Power LLC	5.750	09-16-21	275,722	195,763
Capital preferred securities (a) 1.6% (1.0% of Total investments)				$2,700,388
(Cost $2,795,947)
Financials 1.6%				2,700,388
Banks 0.3%
Sovereign Capital Trust VI	7.908	06-13-36	489,000	491,239
Capital markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000	06-10-16	357,000	257,254
State Street Capital Trust IV (P)	1.337	06-01-77	400,000	293,000
Insurance 1.0%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875	12-15-67	110,000	128,920

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)(Z)	9.250	04-08-68	315,000	$429,975
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	870,000	874,437
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67	225,000	225,563
U.S. Government and Agency obligations 26.8% (17.8% of Total investments)				$47,319,228
(Cost $45,065,639)
U.S. Government 6.5%				11,450,082
U.S. Treasury
Bond (Z)	3.000	11-15-44	1,975,000	2,112,942
Bond (Z)	3.000	11-15-45	420,000	449,121
Bond (Z)	3.375	05-15-44	1,165,000	1,338,294
Note (L) (Z)	1.625	02-15-26	1,361,000	1,336,544
Note (Z)	2.000	02-15-25	3,337,000	3,399,178
Treasury Inflation Protected Security (Z)	0.375	07-15-25	2,744,533	2,814,003
U.S. Government Agency 20.3%				35,869,146
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	844,445	871,594
30 Yr Pass Thru	4.500	09-01-41	1,942,981	2,128,538
30 Yr Pass Thru	5.000	03-01-41	2,911,006	3,214,151
Federal National Mortgage Association
15 Yr Pass Thru (Z)	3.000	10-29-27	705,000	705,035
30 Yr Pass Thru	3.000	12-01-42	3,036,747	3,138,647
30 Yr Pass Thru	3.000	07-01-43	907,679	933,314
30 Yr Pass Thru (L) (Z)	3.500	12-01-42	4,807,525	5,061,257
30 Yr Pass Thru	3.500	01-01-43	3,594,040	3,794,957
30 Yr Pass Thru	3.500	04-01-45	1,735,276	1,827,131
30 Yr Pass Thru	4.000	10-01-40	400,175	432,630
30 Yr Pass Thru (L) (Z)	4.000	09-01-41	4,267,731	4,592,121
30 Yr Pass Thru	4.000	10-01-41	1,811,224	1,955,288
30 Yr Pass Thru	4.500	10-01-40	1,635,177	1,798,683
30 Yr Pass Thru (L) (Z)	4.500	07-01-41	3,664,646	4,019,634
30 Yr Pass Thru	5.000	04-01-41	438,038	494,656
30 Yr Pass Thru	5.500	08-01-40	158,740	179,054
30 Yr Pass Thru	6.500	01-01-39	617,956	722,456
Foreign government obligations 0.4% (0.3% of Total investments)				$693,036
(Cost $628,186)
Argentina 0.4%				693,036
Republic of Argentina
Bond (L) (S) (Z)	7.500	04-22-26	350,000	355,250
Bond (L) (Z)	8.280	12-31-33	322,469	337,786

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       21

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 20.2% (13.4% of Total investments)				$35,565,809
(Cost $34,177,740)
Commercial and residential 17.8%				31,416,168
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.414	06-25-45	491,818	454,140
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	605,000	679,566
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.107	06-15-28	200,000	193,069
Series 2015-200P, Class F (P) (S)	3.716	04-14-33	415,000	363,358
BBCMS Trust
Series 2015, Class C (P) (S)	2.206	02-15-28	215,000	210,830
Series 2015-MSQ, Class D (P) (S)	3.990	09-15-22	480,000	481,997
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	2.665	03-25-35	304,858	20,053
Series 2005-2, Class A1 (P)	2.680	03-25-35	281,685	280,962
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.754	07-25-35	302,922	285,516
Series 2005-7, Class 11A1 (P)	0.734	08-25-35	519,601	490,119
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.191	07-05-33	620,000	596,831
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.707	08-15-29	605,000	577,678
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	595,000	532,335
Series 2014-1710, Class XA IO (S)	1.023	01-13-35	6,885,000	339,706
Series 2015-1740, Class D (P) (S)	3.787	01-13-35	370,000	351,487
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950	05-15-29	445,000	417,594
Series 2015-JWRZ, Class GL2 (P) (S)	3.895	05-15-29	410,000	393,847
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.207	12-15-27	595,000	575,601
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	325,000	305,328
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	610,000	620,891
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.783	06-15-33	475,000	474,404
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-CR27, Class B (P)	4.510	10-10-58	225,000	241,793
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (P)	4.934	12-10-44	360,000	398,949
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	620,000	638,435
Series 2013-CR11, Class B (P)	5.331	10-10-46	895,000	1,011,070
Series 2013-CR13, Class C (P)	4.912	12-10-23	435,000	455,322
Series 2013-CR6, Class XA IO (P)	1.648	03-10-46	4,130,170	194,061

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-FL4, Class D (P) (S)	2.656	07-13-31	600,000	$582,186
Series 2014-TWC, Class D (P) (S)	2.444	02-13-32	445,000	432,269
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.356	08-13-27	775,000	750,695
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.069	04-10-47	552,000	573,078
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.464	06-25-34	376,132	354,574
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-19	220,000	214,603
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-19	495,000	464,150
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.707	05-15-34	520,000	506,210
GS Mortgage Securities Trust
Series 2016-ICE2, Class D (P) (S)	6.183	02-15-33	525,000	525,983
Series 2016-RENT, Class D (P) (S)	4.202	02-10-29	420,000	406,096
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.623	08-19-45	1,744,837	102,404
Series 2005-2, Class IX IO	2.131	05-19-35	6,009,610	440,162
Series 2005-9, Class 2A1C (P)	0.666	06-20-35	546,550	484,128
Series 2007-3, Class ES IO (S)	0.350	05-19-47	7,645,499	121,403
Series 2007-4, Class ES IO	0.350	07-19-47	8,056,977	119,735
Series 2007-6, Class ES IO (S)	0.342	08-19-37	6,232,055	81,191
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407	11-05-30	496,000	497,963
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.087	08-05-34	305,000	302,396
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.227	07-25-35	5,781,520	441,831
Series 2005-AR8, Class AX2 IO	2.258	05-25-35	5,977,455	432,896
Series 2005-AR18, Class 1X IO	2.063	10-25-36	7,112,690	617,767
Series 2005-AR18, Class 2X IO	1.798	10-25-36	6,371,702	380,972
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.831	04-15-47	725,000	742,233
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.533	07-15-31	1,030,000	1,015,144
Series 2014-INN, Class F (P) (S)	4.433	06-15-29	490,000	465,103
Series 2014-PHH, Class C (P) (S)	2.533	08-15-27	760,000	749,819
Series 2015-MAR7, Class C (S)	4.490	06-05-32	480,000	482,128
Series 2015-SG, Class B (P) (S)	3.183	07-15-36	360,000	358,450
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904	10-25-35	402,513	388,441
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.320	02-15-46	293,000	285,692

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C18, Class 300D	5.279	08-15-31	380,000	$384,517
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438	09-09-32	1,050,000	1,030,050
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.769	05-25-35	321,329	299,189
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-3, Class APT (P)	0.729	07-25-35	358,809	346,327
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.963	10-10-36	340,000	318,415
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	432,506
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.814	05-10-63	4,618,536	271,858
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	612,000	619,631
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	0.859	07-25-45	510,630	449,458
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	935,000	914,567
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	620,000	564,379
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.303	11-15-45	4,836,935	414,780
Series 2013-C15, Class B (P)	4.629	08-15-46	155,000	168,417
Series 2013-C16, Class B (P)	5.147	09-15-46	265,000	297,430
U.S. Government Agency 2.4%				4,149,641
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.283	10-25-27	380,000	377,469
Series 2016-HQA1, Class M2 (P)	3.189	09-25-28	625,000	632,684
Series 290, Class IO	3.500	11-15-32	2,773,196	447,617
Series 4136, Class IH IO	3.500	09-15-27	1,670,621	182,885
Series K017, Class X1 IO	1.561	12-25-21	2,874,723	180,387
Series K018, Class X1 IO	1.550	01-25-22	3,551,167	226,101
Series K021, Class X1 IO	1.622	06-25-22	784,966	57,465
Series K022, Class X1 IO	1.402	07-25-22	9,014,788	578,423
Series K707, Class X1 IO	1.672	12-25-18	2,357,696	80,761
Series K709, Class X1 IO	1.655	03-25-19	3,236,277	121,484
Series K710, Class X1 IO	1.895	05-25-19	3,469,572	155,706
Series K718, Class X1 IO	0.771	01-25-22	16,773,770	523,363
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000	12-25-27	2,075,328	224,955
Series 2012-137, Class WI IO	3.500	12-25-32	1,642,875	244,349
Government National Mortgage Association Series 2012-114, Class IO	0.905	01-16-53	1,692,142	115,992

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       24

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 10.6% (7.0% of Total investments)				$18,690,900
(Cost $18,315,177)
Asset Backed Securities 10.6%				18,690,900
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.114	05-25-35	310,916	299,886
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.889	10-25-35	825,000	753,211
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.909	05-25-35	480,000	456,513
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	1,025,000	1,034,212
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	638,400	661,880
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.519	01-25-34	251,214	232,469
Series 2004-W6, Class M1 (P)	1.264	05-25-34	137,226	130,245
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.679	07-25-36	664,474	625,672
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,064,825	1,065,298
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	21,844	17,916
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613	02-25-35	388,988	392,643
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.909	05-25-36	435,848	428,598
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	861,300	852,859
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	1,485,000	1,493,050
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	452,725	448,822
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.129	11-25-35	555,888	543,526
GM Financial Automobile Leasing Trust Series 2015-2, Class A4	1.850	07-22-19	669,000	670,673
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.709	10-25-35	396,804	371,013
GSAA Trust Series 2005-10, Class M3 (P)	0.989	06-25-35	672,726	651,959
Home Equity Asset Trust Series 2005-3, Class M4 (P)	1.399	08-25-35	235,000	217,514
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.189	09-25-35	256,559	243,252
MVW Owner Trust Series 2014-1A, Class A (S)	2.250	09-22-31	134,332	131,838
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.589	09-25-36	577,055	548,275

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       25

	Rate (%)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	345,784	$353,143
Series 2016-1A, Class A2 (S)	4.472	05-20-46	225,000	225,000
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.739	12-25-36	1,090,000	1,073,871
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.869	09-25-35	235,000	223,780
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	395,000	397,641
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4	1.740	09-15-20	510,000	513,909
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	865,650	852,665
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750	08-20-25	63,648	63,542
Series 2014-1A, Class A (S)	2.150	12-20-26	570,788	560,445
Series 2014-1A, Class B (S)	3.250	12-20-26	381,511	375,669
Series 2015-1A, Class A (S)	2.750	05-20-27	299,229	296,958
Series 2015-2A, Class B (S)	4.000	07-20-28	386,325	384,289
Series 2016-1A, Class A (S)	3.500	12-20-28	285,000	284,020
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	810,000	814,644
			Shares	Value
Common stocks 1.0% (0.7% of Total investments)				$1,790,395
(Cost $2,537,460)
Energy 0.2%				423,120
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A			8,000	423,120
Financials 0.3%				508,865
Capital markets 0.3%
Ares Capital Corp. (L)(Z)			33,500	508,865
Health care 0.3%				575,400
Pharmaceuticals 0.3%
Sanofi, ADR			14,000	575,400
Information technology 0.2%				283,010
Technology hardware, storage and peripherals 0.2%
Seagate Technology PLC (L)(Z)			13,000	283,010

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       26

			Shares	Value
Preferred securities (b) 1.2% (0.8% of Total investments)				$2,148,030
(Cost $2,437,691)
Consumer staples 0.3%				541,211
Food and staples retailing 0.3%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)		6,250	541,211
Financials 0.5%				865,606
Banks 0.1%
	Wells Fargo & Company, Series L, 7.500%		192	239,232
Consumer finance 0.4%
	GMAC Capital Trust I, 6.402%		24,985	626,374
Telecommunication services 0.0%				62,953
Diversified telecommunication services 0.0%
	Intelsat SA, 5.750%		5,900	62,953
Utilities 0.4%				678,260
Electric utilities 0.1%
	Exelon Corp., 6.500% (L)(Z)		4,341	210,365
Multi-utilities 0.3%
	Dominion Resources, Inc., 6.375% (L)(Z)		9,485	467,895
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$153
(Cost $0)
Materials 0.0%				153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	245,000	153
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6% (1.0% of Total investments)				$2,754,985
(Cost $2,754,985)
U.S. Government Agency 1.6%				2,754,985
Federal Home Loan Bank Discount Note	0.200	05-02-16	2,755,000	2,754,985
Total investments (Cost $261,229,149)† 150.4%				$265,202,811
Other assets and liabilities, net (50.4%)				($88,814,476)
Total net assets 100.0%				$176,388,335

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       27

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $29,807,240.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,259,051 or 42.1% of the fund's net assets as of 4-30-16.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-16 was $109,957,936.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $262,889,328. Net unrealized appreciation aggregated to $2,313,483, of which $8,805,495 related to appreciated investment securities and $6,492,012 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       28

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $261,229,149)	$265,202,811
Cash	30,449
Cash segregated at custodian for derivative contracts	280,000
Receivable for investments sold	1,867,303
Dividends and interest receivable	2,662,109
Other receivables and prepaid expenses	23,905
Total assets	270,066,577
Liabilities
Liquidity agreement payable	91,300,000
Payable for investments purchased	1,984,385
Swap contracts, at value	241,096
Interest payable	78,900
Payable to affiliates
Accounting and legal services fees	2,804
Trustees' fees	1,196
Other liabilities and accrued expenses	69,861
Total liabilities	93,678,242
Net assets	$176,388,335
Net assets consist of
Paid-in capital	$183,656,593
Undistributed net investment income	598,268
Accumulated net realized gain (loss) on investments, foreign currency transactions and swap agreements	(11,599,092)
Net unrealized appreciation (depreciation) on investments and swap agreements	3,732,566
Net assets	$176,388,335

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$15.15

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       29

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Interest	$5,801,022
Dividends	170,979
Less foreign taxes withheld	(2,256)
Total investment income	5,969,745
Expenses
Investment management fees	688,042
Accounting and legal services fees	24,142
Transfer agent fees	42,412
Trustees' fees	22,450
Printing and postage	23,002
Professional fees	63,169
Custodian fees	13,184
Stock exchange listing fees	11,809
Interest expense	460,335
Other	15,083
Total expenses	1,363,628
Less expense reductions	(9,515)
Net expenses	1,354,113
Net investment income	4,615,632
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(1,509,622)
Swap contracts	(202,822)
(1,712,444)
Change in net unrealized appreciation (depreciation) of
Investments	1,783,595
Swap contracts	197,495
1,981,090
Net realized and unrealized gain	268,646
Increase in net assets from operations	$4,884,278

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       30

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,615,632	$9,534,925
Net realized gain (loss)	(1,712,444)	1,191,047
Change in net unrealized appreciation (depreciation)	1,981,090	(8,453,372)
Increase in net assets resulting from operations	4,884,278	2,272,600
Distributions to shareholders
From net investment income	(4,883,413)	(10,509,233)
From fund share transactions
Repurchased	—	(1,338,116)
Total increase (decrease)	865	(9,574,749)
Net assets
Beginning of period	176,387,470	185,962,219
End of period	$176,388,335	$176,387,470
Undistributed net investment income	$598,268	$866,049
Share activity
Shares outstanding
Beginning of period	11,646,585	11,743,104
Shares repurchased	—	(96,519)
End of period	11,646,585	11,646,585

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       31

STATEMENT OF CASH FLOWS For the six months ended 4-30-16 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$4,884,278
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(61,583,282)
Long-term investments sold	60,908,697
Increase in short-term investments	(1,948,985)
Net amortization of premium (discount)	1,354,773
Decrease in receivable for investments sold	869,476
Increase in dividends and interest receivable	(75,744)
Increase in other receivables and prepaid assets	(12,467)
Increase in payable for investments purchased	1,286,847
Decrease in payable for delayed delivery securities purchased	(305,000)
Decrease in unrealized appreciation (depreciation) of swap contracts	(197,495)
Increase in interest payable	8,511
Decrease in payable to affiliates	(1,051)
Decrease in other liabilities and accrued expenses	(32,979)
Net change in unrealized (appreciation) depreciation on investments	(1,783,595)
Net realized loss on investments	1,508,828
Net cash provided by operating activities	$4,880,812
Cash flows from financing activities
Distributions to common shareholders	(4,883,413)
Net cash used in financing activities	($4,883,413)
Net decrease in cash	($2,601)
Cash at beginning of period	$33,050
Cash at end of period	$30,449
Supplemental disclosure of cash flow information
Cash paid for interest	$451,824

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       32

Financial highlights

COMMON SHARES Period Ended	4-30-16[1]		10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$15.14		$15.84	$15.37	$15.88	$14.64	$14.82
Net investment income[2]	0.40		0.81	0.86	0.91	1.03	1.08
Net realized and unrealized gain (loss) on investments	0.03		(0.62)	0.56	(0.39)	1.31	(0.13)
Total from investment operations	0.43		0.19	1.42	0.52	2.34	0.95
Less distributions to common shareholders
From net investment income	(0.42)		(0.90)	(0.95)	(1.03)	(1.10)	(1.13)
Anti-dilutive impact of repurchase plan	—		0.01 [3]	—	—	—	—
Net asset value, end of period	$15.15		$15.14	$15.84	$15.37	$15.88	$14.64
Per share market value, end of period	$14.14		$13.86	$14.29	$14.28	$16.53	$14.81
Total return at net asset value (%)[4,5]	3.08	[6]	1.84	10.02	3.51	16.57	6.78
Total return at market value (%)[5]	5.16	[6]	3.28	6.83	(7.61)	19.95	8.46
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$176		$176	$186	$181	$186	$170
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	[7]	1.45	1.33	1.35	1.53	1.56
Expenses including reductions[8]	1.58	[7]	1.43	1.32	1.35	1.53	1.56
Net investment income	5.39	[7]	5.22	5.50	5.81	6.88	7.34
Portfolio turnover (%)	24		51	52	60	50	71
Senior securities
Total debt outstanding end of period (in millions)	$91		$91	$91	$90	$90	$87
Asset coverage per $1,000 of debt[9]	$2,932		$2,932	$3,037	$2,999	$3,057	$2,957

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	The repurchase plan was completed at an average repurchase price of $13.86 for 96,519 shares, which equals $1,338,116 in redemptions for the year ended 10-31-15.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares traded during the period.
6	Not annualized.
7	Annualized.
8	Expenses including reductions excluding interest expense were 1.04% (annualized) 1.01%, 1.00%, 1.01%,1.06% and 1.04% for the periods ended 4-30-16, 10-31-15, 10-31-14, 10-31-13, 10-31-12 and 10-31-11, respectively.
9	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       34

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$152,618,432	—	$152,618,432	—
Convertible bonds	226,250	—	226,250	—
Term loans	695,205	—	695,205	—
Capital preferred securities	2,700,388	—	2,700,388	—
U.S. Government and Agency obligations	47,319,228	—	47,319,228	—
Foreign government obligations	693,036	—	693,036	—
Collateralized mortgage obligations	35,565,809	—	35,565,809	—
Asset backed securities	18,690,900	—	18,690,900	—
Common stocks	1,790,395	$1,790,395	—	—
Preferred securities	2,148,030	1,606,819	541,211	—
Escrow certificates	153	—	—	$153
Short-term investments	2,754,985	—	2,754,985	—
Total investments in securities	$265,202,811	$3,397,214	$261,805,444	$153
Other financial instruments:
Interest rate swaps	($241,096)	—	($241,096)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       35

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2015, the fund has a capital loss carryforward of $8,588,822 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2016	2017	2018
$1,367,076	$6,785,450	$436,296

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund's distribution will occur at the end of the fiscal year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       36

period. Book-tax differences are primarily attributable to expiration of a capital loss carryforward, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments or cash segregated at the custodian for derivative contracts.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain swaps are typically traded through the OTC market. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       37

accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2016, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2016:

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.44250%	3 Month LIBOR (a)	Aug 2016	($89,546)
Morgan Stanley Capital Services	22,000,000	Fixed 1.09375%	3 Month LIBOR (a)	May 2017	(151,550)
Total	$44,000,000				($241,096)

(a) At 4-30-16, 3-month LIBOR was 0.6366%

No interest rate swap positions were entered into or closed during the six months ended April 30, 2016.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate	Swap contracts, at value	Interest rate swaps	—	($241,096)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Swap contracts
Interest rate	Net realized gain (loss)	($202,822)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Swap contracts
Interest rate	Change in unrealized appreciation (depreciation)	$197,495

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150 million of the fund's average daily managed assets (net assets plus borrowings under the Liquidity Agreement (the LA)) (see Note 8), (b) 0.375% of the next $50 million of the fund's average daily managed assets, (c) 0.350% of the next $100 million of the fund's average daily managed assets and (d) 0.300% of the fund's average daily managed assets in excess of $300 million.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       38

The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average daily managed assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $9,515 for the six months ended April 30, 2016.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.52% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

On March 12, 2015, the Board of Trustees approved a share repurchase program. Under the share repurchase program, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2015. The current share purchase plan will remain in effect between January 1, 2016 to December 31, 2016.

During the six months ended April 30, 2016, there was no activity under the share repurchase plan. During the year ended October 31, 2015, the fund repurchased 0.82% of its common shares outstanding under the repurchase program. The weighted average discount per share on these repurchases amount to 9.90% for year ended October 31, 2015. Shares repurchased and corresponding dollar amounts are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.

Note 7 — Leverage risk

The fund utilizes the LA to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor's fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund's assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

•	the likelihood of greater volatility of NAV and market price of common shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund's total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund's obligations under such leverage remains fixed; and
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       39

•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund's return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the fund's use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund's ability to generate income from the use of leverage would be adversely affected.

Note 8 — Liquidity agreement

Effective December 2, 2015, the fund has entered into the LA with State Street Bank & Trust Company (SSB) that allows it to borrow up to $91.3 million (maximum facility amount) and includes a securities lending provision. The amounts outstanding at April 30, 2016 are shown in the Statement of assets and liabilities as Liquidity agreement payable.

The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and may make these assets available for securities lending transactions. Under the terms of the LA, the fund may enter into securities lending transactions initiated by SSB, acting as the fund's authorized securities lending agent. All securities lent through SSB are required to be secured with cash collateral received from the securities lending counterparty in amounts at least equal to 100% of the initial market value of the securities lent. Cash collateral received by SSB, in its role as securities lending agent for the fund is credited against the amounts drawn under the LA. Any amounts credited against the LA are considered leverage and would be subject to various limitations in the LA and/or the 1940 Act. Upon return of loaned securities, SSB will return collateral to the securities lending counterparty and will cause amounts drawn under the LA to increase by the amount of collateral returned. Amounts paid by securities lending counterparties for loaned securities are retained by SSB.

In the event of a securities lending counterparty default, SSB indemnifies the fund for certain losses that may arise in connection with the default. SSB uses the collateral received from the securities lending counterparty to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of the replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of the collateral. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the securities lending counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the securities lending counterparty fails to return the securities on a timely basis.

Interest charged is at the rate of one-month LIBOR (London Interbank Offered Rate) plus 0.60%, and is payable monthly on the collective balance of the drawdowns outstanding and the securities lending activities of the fund. As of April 30, 2016, the fund had a collective balance of $91,300,000 at an interest rate of 1.04%, which is reflected in the LA payable on the Statement of assets and liabilities. During the period from December 2, 2015 to April 30, 2016, the average balance of the LA and the effective average interest rate were $91,035,099 and 1.04%, respectively.

After the six month anniversary of the effective date of the agreement, the fund may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days' notice prior to terminating the LA.

Prior to December 2, 2015, the fund had entered into a credit facility agreement (CFA) with Credit Suisse Securities (USA) LLC (CSSU), that allowed the fund's borrowing not to exceed 33 1/3% of the fund's managed assets and to invest the borrowings in accordance with its investment practices. Interest was charged at the rate of one-month LIBOR plus 0.70% and was paid monthly. During the period from November 1, 2015 to December 2, 2015, the average balance of the CFA and the effective

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       40

average interest rate were $90,977,419 and 0.92%, respectively. The combined interest accrued by the fund for both the LA and the CFA, for the six months ended April 30, 2016, is reflected in the Interest expense on the Statement of operations. The blended effective average interest rate for the six months ended April 30, 2016 was 1.02%.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $41,691,827 and $37,831,771, respectively, for the six months ended April 30, 2016. Purchases and sales of U.S. Treasury obligations aggregated $19,891,455 and $23,076,926, respectively, for the six months ended April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       41

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a credit facility agreement to increase its assets available for investments.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Effective December 2, 2015, the Board of Trustees approved changes to the fund's investment policy regarding securities lending, replacing it with the following: "The fund may seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. In such transactions, the borrower pays to the fund an amount equal to any dividends or interest received on loaned securities. The fund retains all or a portion of the dividends, interest, capital gains, and/or other distributions received on investment of cash collateral in short-term obligations of the U.S. government, cash equivalents (including shares of a fund managed by the fund's investment adviser or an affiliate thereof), or other investments consistent with the fund's investment objective, policies, and restrictions, or receives a fee from the borrower. As a result of investing such cash collateral in such investments, the fund will receive the benefit of any gains and bear any losses generated by such investments. All securities loans will be made pursuant to agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the market value of the loaned securities. The fund may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or rights to consent accompanying loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund with respect to matters materially affecting the fund's investment. The fund may also call a loan in order to sell the securities involved. Lending portfolio securities involves risks of delay in recovery of the loaned securities or, in some cases, loss of rights in the collateral should the borrower commence an action relating to bankruptcy, insolvency or reorganization. Accordingly, loans of portfolio securities will be made only to borrowers considered by the Adviser to be creditworthy under guidelines adopted by the Board of Trustees. Investing cash collateral received in connection with securities lending transactions in any investment that is consistent with the fund's investment objective, policies, and limitations may subject the fund to risk of loss greater than the risk of loss associated with investing collateral solely in short-term U.S. government obligations or cash equivalents."

The use of securities lending collateral to obtain leverage in the fund's investment portfolio may subject the fund to greater risk of loss than would reinvestment of collateral in short-term, highly-rated investments. Risks associated with the fund's use of leverage are discussed under Note 7 to the financial statements.

Declaration of Trust and By-Laws

Effective January 22, 2016, the Board of Trustees of the fund amended and restated in its entirety the Declaration of Trust and the By-Laws for the fund. The amendments to the Declaration of Trust include, among other changes, provisions that: (i) clarify certain duties, responsibilities, and powers of the Trustees; and (ii) clarify that shareholders are not intended to be third-party beneficiaries of fund contracts. The amendments to the By-Laws include, among other changes, provisions that: (i) clarify that, other than as provided under federal securities laws, the shareholders may only bring actions involving the fund derivatively; and (ii) provide that any action brought by a shareholder related to the fund will be brought in Massachusetts state or federal court, and that, if a claim is brought in a different jurisdiction and subsequently changed to a

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       42

Massachusetts venue, the shareholder will be required to reimburse the fund for such expenses. The foregoing description of the Declaration of Trust and By-Laws are qualified in their entirety by the full text of the Declaration of Trust and By-Laws, each effective as of January 22, 2016, which is available by writing to the Secretary of the fund at 601 Congress Street, 11th Floor, Boston, Massachusetts 02210, and are available on the SEC's website. The Declaration of Trust also is available on the Secretary of the Commonwealth of Massachusetts' website.

Effective March 10, 2016, the Board of Trustees of the fund amended the By-Laws of the fund to provide that Trustees' mandatory retirement age shall be determined from time to time by a resolution of the majority of the Trustees.

Dividends and distributions

During the six months ended April 30, 2016, dividends from net investment income totaling $0.4193 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Income distributions
December 31, 2015	$0.2193
March 31, 2016	0.2000
Total	$0.4193

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       43

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 3, 2016. The following proposal was considered by the shareholders:

Proposal: Election of thirteen (13) Trustees to serve for a three-year term ending at the 2019 Annual Meeting of Shareholders. Each Trustee was elected to continue to serve as Trustee by the fund's shareholders and the votes cast with respect to each Trustee are set forth below:

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	8,866,466.559	1,106,289.269
Peter S. Burgess	8,859,314.498	1,113,441.330
William H. Cunningham	8,858,174.768	1,114,581.060
Grace K. Fey	8,831,073.213	1,141,682.615
Theron S. Hoffman	8,855,806.213	1,116,949.615
Deborah C. Jackson	8,830,537.943	1,142,217.885
Hassell H. McClellan	8,857,956.498	1,114,799.330
James M. Oates	8,856,046.289	1,116,709.539
Steven R. Pruchansky	8,845,013.559	1,127,742.269
Gregory A. Russo	8,873,212.004	1,099,543,824
Non-Independent Trustee
James R. Boyle	8,861,055.559	1,111,700.269
Craig Bromley	8,864,243.768	1,108,512.060
Warren A. Thomson	8,858,389.734	1,114,366.094

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       44

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHS

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 30170 College Station, TX 77842-3170

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       45

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC 601 Congress Street ■ Boston, MA 02210-2805 800-852-0218 ■ jhinvestments.com
MF292063	P6SA 4/16 6/16

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.
(b)

Period	Total number of shares purchased	Average price per share	Total number of shares purchased as part of publicly announced plans*	Maximum number of shares that may yet be purchased under the plans
Nov-15	-	-	-	1,174,310
Dec-15	-	-	-	1,174,310
Jan-16	-	-	-	1,164,659*
Feb-16	-	-	-	1,164,659
Mar-16	-	-	-	1,164,659
Apr-16	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2015. The current share plan will remain in effect between January 31, 2016 and December 31, 2016.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR.

See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 17, 2016